Deposits Paid For Business Acquisitions	6 Months Ended
Jun. 30, 2022
Disclosure Of Deposits Paid For Business Acquisitions Explanatory Abstract
DEPOSITS PAID FOR BUSINESS ACQUISITIONS
10.	DEPOSITS PAID FOR BUSINESS ACQUISITIONS

		As at June 30, 2022	As at December 31, 2021
		(Unaudited)
Cash portion	(a)	$2,160,000	$-
Equity portion		4,860,000	-
		$7,020,000	$-

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%) at $2.00 per share. During the six months ended June 30, 2022, the Company has fully paid the purchase considerations. Cash amount of $2,160,000 was paid and 9,720,000 restricted ordinary shares of the Company were issued. The restricted ordinary shares issued was valued at the $0.50 per share based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei will be refunded and the shares issued to Shenzhen Kewei will be cancelled within 90 days of the signing of the termination agreement.